Note 6 - Available For Sale Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
Available for sale securities	$ 32,500	$ 32,500
Duby, LLC
Business Acquisition, Percentage of Voting Interests Acquired	1.08%	1.08%
Available for sale securities	$ 32,500	$ 32,500
Acquisition Date	Dec. 10, 2015